Operating Expenses - Components of Operating Expenses (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Operating Expenses 1 [abstract]
Salaries, commissions and allowances	$ 601	$ 608	$ 1,194	$ 1,192
Share-based payments	26	16	47	34
Post-employment benefits	36	37	73	74
Total staff costs	663	661	1,314	1,300
Goods and services	309	279	640	567
Content	65	67	132	138
Telecommunications	9	11	22	23
Facilities	7	12	19	24
Fair value adjustments	(12)	6	(5)	2
Total operating expenses	$ 1,041	$ 1,036	$ 2,122	$ 2,054